Amplify CWP International Enhanced Dividend Income ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Communication Services - 10.0%
America Movil SAB de CV - ADR	330,876	$6,839,207
Baidu, Inc. - ADR (a)	53,411	6,978,681
NetEase, Inc. - ADR	104,271	14,349,775
Nintendo Co. Ltd. - ADR	159,921	2,696,268
Tencent Holdings Ltd. - ADR	160,306	12,271,424
Tencent Music Entertainment Group - ADR	329,970	5,784,374
Vodafone Group PLC - ADR	1,015,616	13,416,288
		62,336,017

Consumer Discretionary - 8.7%
Alibaba Group Holding Ltd. - ADR	182,738	26,785,736
Atour Lifestyle Holdings Ltd. - ADR	388,843	15,320,414
Sea Ltd. - ADR (a)	22,039	2,811,515
Sony Group Corp. - ADR	366,686	9,387,162
		54,304,827

Consumer Staples - 2.8%
British American Tobacco PLC - ADR	243,423	13,782,610
Fomento Economico Mexicano SAB de CV - ADR	33,496	3,385,441
		17,168,051

Energy - 9.6%
Cameco Corp. (b)	148,906	13,623,410
Enbridge, Inc.	318,695	15,243,182
Eni SpA - ADR (c)	302,688	11,483,983
Imperial Oil Ltd. (c)	147,454	12,726,755
Petroleo Brasileiro SA - Petrobras - ADR	254,244	3,012,791
TotalEnergies SE	52,733	3,449,793
		59,539,914

Financials - 21.9%
Banco Bilbao Vizcaya Argentaria SA - ADR	732,329	17,070,589
Banco Macro SA - ADR (b)(c)	115,489	10,412,488
Banco Santander SA - ADR	927,731	10,882,285
Bank of Montreal	95,609	12,409,092
Barclays PLC - ADR (b)	749,488	19,074,470
Grupo Cibest SA - ADR	302,351	19,232,547
ICICI Bank Ltd. - ADR	195,892	5,837,582
Mitsubishi UFJ Financial Group, Inc. - ADR	1,085,541	17,216,680
Sumitomo Mitsui Financial Group, Inc. - ADR	1,069,977	20,682,655
XP, Inc. - Class A	195,474	3,199,909
		136,018,297

Health Care - 6.6%
AstraZeneca PLC - ADR	203,885	18,743,148
Novartis AG - ADR	161,561	22,274,415
		41,017,563

Industrials - 10.3%
Airbus SE - ADR	108,918	6,308,531
Elbit Systems Ltd. (b)	16,359	9,450,758
Embraer SA - ADR (b)	271,929	17,504,070
Latam Airlines Group SA - ADR	56,236	3,037,306
Ryanair Holdings PLC - ADR	170,969	12,342,252
Siemens AG - ADR	109,472	15,320,606
		63,963,523

Information Technology - 9.8%
ASE Technology Holding Co. Ltd. - ADR	570,926	9,191,909
ASML Holding NV (b)	15,962	17,077,105
JinkoSolar Holding Co. Ltd. - ADR (b)	116,647	3,010,659
SAP SE - ADR	25,701	6,243,030
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	83,887	25,492,420
		61,015,123

Materials - 11.0%
Agnico Eagle Mines Ltd.	60,420	10,243,003
ArcelorMittal SA (b)(c)	232,886	10,612,615
Cemex SAB de CV - ADR	481,811	5,536,008
CRH PLC (b)	46,407	5,791,594
Rio Tinto PLC - ADR	120,156	9,616,085
Southern Copper Corp. (b)	114,169	16,379,853
Wheaton Precious Metals Corp.	88,542	10,405,456
		68,584,614

Utilities - 4.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	265,320	6,327,875
Enel SpA - ADR	578,157	6,001,270
Korea Electric Power Corp. - ADR (a)(c)	588,258	9,706,257
RWE AG - ADR (c)	158,776	8,464,348
		30,499,750
TOTAL COMMON STOCKS (Cost $497,231,168)		594,447,679

AFFILIATED EXCHANGE TRADED FUNDS - 2.1%	Shares	Value
Amplify Samsung SOFR ETF (c)(d)	131,783	13,203,339
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $13,218,486)		13,203,339

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (e)	27,199,394	27,199,394
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $27,199,394)		27,199,394

MONEY MARKET FUNDS - 2.7%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (e)	16,953,624	16,953,624
TOTAL MONEY MARKET FUNDS (Cost $16,953,624)		16,953,624

TOTAL INVESTMENTS - 104.8% (Cost $554,602,672)		651,804,036
Liabilities in Excess of Other Assets - (4.8)%		(29,564,446)
TOTAL NET ASSETS - 100.0%		$622,239,590

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $26,331,642.
(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Amplify CWP International Enhanced Dividend Income ETF
Schedule of Written Options
December 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)(b)(c)
ArcelorMittal SA, Expiration: 01/16/2026; Exercise Price: $50.00	$(2,278,500)	(500)	$(11,250)
ASML Holding NV, Expiration: 01/16/2026; Exercise Price: $1,200.00	(3,744,510)	(35)	(8,138)
Banco Macro SA, Expiration: 01/16/2026; Exercise Price: $95.00	(2,254,000)	(250)	(65,000)
Barclays PLC
Expiration: 01/16/2026; Exercise Price: $26.00	(509,000)	(200)	(6,500)
Expiration: 01/16/2026; Exercise Price: $27.00	(3,817,500)	(1,500)	(15,000)
Cameco Corp., Expiration: 01/16/2026; Exercise Price: $105.00	(2,744,700)	(300)	(11,250)
CRH PLC, Expiration: 01/16/2026; Exercise Price: $135.00	(1,248,000)	(100)	(9,000)
Elbit Systems Ltd., Expiration: 01/16/2026; Exercise Price: $630.00	(1,733,130)	(30)	(5,850)
Embraer SA, Expiration: 01/16/2026; Exercise Price: $70.00	(3,218,500)	(500)	(17,500)
JinkoSolar Holding Co. Ltd., Expiration: 01/16/2026; Exercise Price: $30.00	(774,300)	(300)	(5,250)
Southern Copper Corp., Expiration: 01/16/2026; Exercise Price: $165.00	(3,586,750)	(250)	(8,125)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 01/16/2026; Exercise Price: $330.00	(6,077,800)	(200)	(37,100)
TOTAL WRITTEN OPTIONS (Premiums received $238,801)			$(199,963)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify CWP International Enhanced Dividend Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$594,447,679	$–	$–	$594,447,679
Affiliated Exchange Traded Funds	13,203,339	–	–	13,203,339
Investments Purchased with Proceeds from Securities Lending	27,199,394	–	–	27,199,394
Money Market Funds	16,953,624	–	–	16,953,624
Total Investments	$651,804,036	$–	$–	$651,804,036

Liabilities:
Investments:
Written Options	$–	$(199,963)	$–	$(199,963)
Total Investments	$–	$(199,963)	$–	$(199,963)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Amplify CWP International Enhanced Dividend Income ETF - Transactions with Affiliates
	Value as of September 30, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2025	Shares as of December 31, 2025	Income	Capital Gain Distributions from Underlying Funds
Amplify Samsung SOFR ETF	$2,241,893	$10,994,835	$(20,285)	$56	$(13,160)	$13,203,339	131,783	$116,335	$–